Employee benefits - Actuarial and economic assumptions and sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	6.20%	5.48%
Top of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	9.51%	8.79%
Overfunded Pension Plans [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of expected rates of pension increases		3.25%
Actuarial assumption of expected rates of inflation	3.50%	3.25%
Overfunded Pension Plans [Member] | Country of domicile [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,451
Actuarial Assumption Of Discount Rate, Increase In Assumption	10.83%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,845
Actuarial Assumption Of Discount Rate, Decrease In Assumption	8.83%
Overfunded Pension Plans [Member] | Country of domicile [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	9.77%	8.62%
Actuarial assumption of nominal average rate of expense or income	9.77%	8.62%
Actuarial assumption of expected rates of salary increases	3.50%	3.25%
Actuarial assumption of expected rates of pension increases	3.50%
Overfunded Pension Plans [Member] | Country of domicile [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	9.88%	8.82%
Actuarial assumption of nominal average rate of expense or income	9.88%	8.82%
Actuarial assumption of expected rates of salary increases	5.36%	5.32%
Actuarial assumption of expected rates of pension increases	4.02%
Overfunded Pension Plans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	5.10%
Actuarial assumption of nominal average rate of expense or income	2.84%
Actuarial assumption of expected rates of salary increases	3.23%
Actuarial assumption of expected rates of pension increases	3.00%
Actuarial assumption of expected rates of inflation	2.06%
Overfunded Pension Plans [Member] | Foreign countries [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,244
Actuarial Assumption Of Discount Rate, Increase In Assumption	6.11%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,799
Actuarial Assumption Of Discount Rate, Decrease In Assumption	4.11%
Underfunded Pension Plans [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	10.66%	10.25%
Actuarial assumption of nominal average rate of expense or income	10.66%	10.25%
Actuarial assumption of expected rates of salary increases	6.86%	7.50%
Actuarial assumption of expected rates of pension increases	6.86%	7.50%
Actuarial assumption of expected rates of inflation	4.25%	5.00%
Underfunded Pension Plans [Member] | Country of domicile [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 237
Actuarial Assumption Of Discount Rate, Increase In Assumption	11.66%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 257
Actuarial Assumption Of Discount Rate, Decrease In Assumption	9.66%
Underfunded Pension Plans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	5.10%	2.84%
Actuarial assumption of nominal average rate of expense or income	2.84%	2.62%
Actuarial assumption of expected rates of salary increases	3.23%	3.28%
Actuarial assumption of expected rates of pension increases	3.00%	3.00%
Actuarial assumption of expected rates of inflation	2.06%	2.10%
Underfunded Pension Plans [Member] | Foreign countries [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 322
Actuarial Assumption Of Discount Rate, Increase In Assumption	6.11%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 403
Actuarial Assumption Of Discount Rate, Decrease In Assumption	4.11%
Other Benefits [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of medical cost trend rates	6.35%	6.35%
Actuarial assumption of ultimate medical cost trend rates	6.35%	6.35%
Actuarial assumption of expected rates of inflation	3.50%
Other Benefits [Member] | Country of domicile [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 413
Actuarial Assumption Of Discount Rate, Increase In Assumption	10.86%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 320
Actuarial Assumption Of Discount Rate, Decrease In Assumption	8.86%
Other Benefits [Member] | Country of domicile [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	9.81%	8.68%
Other Benefits [Member] | Country of domicile [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	9.90%	8.86%
Other Benefits [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	5.14%	3.03%
Actuarial assumption of nominal average rate of expense or income	3.03%	2.62%
Actuarial assumption of medical cost trend rates	5.11%	5.11%
Actuarial assumption of ultimate medical cost trend rates	4.57%	4.57%
Other Benefits [Member] | Foreign countries [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 649
Actuarial Assumption Of Discount Rate, Increase In Assumption	6.14%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 832
Actuarial Assumption Of Discount Rate, Decrease In Assumption	4.14%